Accounts payable and accrued liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - Li Cycle Holdings Corp [Member] - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Statement [Line Items]
Accounts payable	$ 9,447,394	$ 2,454,421
Accrued expenses	6,452,754	1,177,377
Accrued compensation	2,800,968	732,574
Total	$ 18,701,116	$ 4,364,372